Disaggregated Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Disaggregated Revenue
Note 8. Disaggregated Revenue
The disaggregated revenue for the three and six months ended June 30, 2023 and 2022 were as follows
(in thousands)
:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
On-Demand	$5,147	$3,270	$9,822	$6,827
Scheduled	1,048	1,208	1,880	2,469

Total revenue	$6,195	$4,478	$11,702	$9,296

Southern Airways Corporation
Disaggregation of Revenue [Line Items]
Disaggregated Revenue
Note 3. Revenue-related Information
The Company generates revenue from the following principal sources (
in thousands
):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Passenger revenue	$9,027	$9,811	$18,770	$17,590
EAS and other subsidy revenue	11,232	7,873	21,495	14,732
Charter revenue	1,171	885	2,717	2,034
Other revenue	957	1,067	2,079	2,001

Total revenue	$22,387	$19,636	$45,061	$36,357

EAS and other subsidy revenue includes approximately $0.2 million of revenue attributable to the per-flight
subsidies under the Incentive Agreement for the six months ended June 30, 2023. There were no per-flight
subsidies for the six months ended June 30, 2022 or the three months ended June 30, 2023 or June 30, 2022.
On March 22, 2023, the Company discontinued leasing an aircraft used in its jet charter operations and ceased the charter operations associated with this aircraft. During the three months ended June 30, 2023 and June 30, 2022, there was immaterial revenue related to the jet charter operations related to this aircraft. During the six months ended June 30, 2023 and June 30, 2022, the Company recorded $0.7 million and $1.2 million, respectively, in revenue related to its jet charter business.
Included in charter revenue for the three and six months ended June 30, 2023, is $218 thousand and $435 thousand, respectively, in management fees related to services provided to Surf Air, which the Company recognized on a monthly basis when earned. There were no such fees recognized for the three months or six months ended June 30, 2022. When performing services subject to the agreement, the Company incurs certain costs on behalf of Surf Air, which Surf Air reimburses the Company for as they are incurred. The Company recognizes the reimbursement of costs as a reduction of expenses on the Condensed Consolidated Statement of Operations.
The changes in deferred revenue were as follows (
in thousands
):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Deferred revenue, beginning of period	$7,251	$5,534	$6,260	$4,513
Revenue deferred	10,562	12,459	22,243	22,244
Revenue recognized	(10,243)	(11,274)	(20,933)	(20,038)

Deferred revenue, end of period	$7,570	$6,719	$7,570	$6,719

Note 3. Revenue-related Information
The Company generates revenue from the following principal sources:

	Year Ended December 31,
	2022	2021
Passenger revenue	$38,959	$25,738
EAS and other subsidy revenue	32,525	25,597
Charter revenue	5,043	3,101
Other revenue	4,189	3,243

Total revenue	$80,716	$57,679

Approximately $31.9 million and $25.6 million of the Company’s revenues during the year ended December 31, 2022 and 2021, respectively, were attributable to this EAS program. Approximately $582 thousand revenue was attributable to the per-flight
subsidies under the Incentive Agreement during the year ended December 31, 2022 and no such revenue was recognized during the year ended December 31, 2021.
The changes in deferred revenue were as follows (
in thousands
):

	December 31,
	2022	2021
Deferred revenue, beginning of year	$4,513	$2,621
Revenue deferred	45,983	30,912
Revenue recognized	(44,236)	(29,020)

Deferred revenue, end of year	$6,260	$4,513

During the years ended December 31, 2022 and 2021, the Company recognized revenue for all of the beginning balances of the deferred revenue.
During the year ended December 31, 2022, the Company began providing certain services to Surf Air Inc. (“Surf Air”) for its fleet of four aircraft under an operating agreement. Per the agreement, the Company will provide aircraft management and flight operations services, including crew staffing and scheduling, managing all scheduled and charter flights, and maintenance of all Surf Air aircraft subject to the agreement. Included in charter revenue for the year ended December 31, 2022 is $375 thousand in management fees related to those services, which the Company recognized on a monthly basis when earned. When performing services subject to the agreement, the Company incurs certain costs on behalf of Surf Air, which Surf Air reimburses the Company for as they are incurred. The Company recognizes the reimbursement of costs as a reduction of expenses on the Consolidated Statement of Operations.
As of December 31, 2022, the Company had total receivables from Surf Air in the amount of $650 thousand, of which $230 thousand related to management fees are included in Accounts Receivable and the remainder related to reimbursement of cost is included in prepaid expenses and other current assets.